K&L|GATES	K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

December 18, 2009

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 52

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (“Trust”) is Post-Effective Amendment No. 52 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (1) respond to comments provided by the Staff of the Securities and Exchange Commission on PEA No. 48; and (2) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

Attachments

cc:        Stephen G. Hill
     Susan L. Walzer
    Eagle Asset Management, Inc.

Francine J. Rosenberger
    K&L Gates LLP